Investment Strategy	Aug. 31, 2025
Neuberger Berman Quality Select ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
To pursue its goal, the Fund, seeks to invest primarily in common stocks of mid- to large-capitalization companies that the Portfolio Manager believes to be high-quality.  The Fund defines mid-capitalization companies as those with a total market capitalization of $2 billion and above, and large-capitalization companies as those with a total market capitalization of $10 billion and above, both at the time of initial purchase.

The Portfolio Manager employs a fundamental, research-driven approach to stock selection and portfolio construction, focusing on identifying what he believes to be high-quality companies.
The Portfolio Manager believes that high-quality companies are those with durable competitive advantages—sources of value that can be maintained or become even more pronounced in the future.  In seeking to identify companies that the Portfolio Manager believes to be high quality, he will consider one or more of the following characteristics: a durable business franchise with a sound business model (i.e., established businesses focused on long-term profitability and cash flows), high integrity management teams with a history of successfully allocating capital and generating returns for shareholders, and a conservative capital structure.
Furthermore, among companies that meet these criteria, the Portfolio Manager looks for companies exhibiting characteristics that in the Portfolio Manager’s judgement are consistent with Quality at a Reasonable Price (“QARP”). In determining his assessment of valuation, the Portfolio Manager may consider, return on invested capital (“ROIC”), his assessment of future economic earnings, free cash flow analysis, multiples of price to earnings, revenues, book values, or other fundamental metrics, with the objective of buying what he believes to be higher-quality companies at a reasonable price. While these judgments are inevitably subjective and may be informed by both internally generated and third-party metrics, the Portfolio Manager endeavors to avoid companies that do not meet his QARP investment framework.
In carrying out the investment strategy, the Portfolio Manager may rely on both current information, such as a company’s current profitability, leverage, and financial information, and future projections, which are based on the Portfolio Manager’s assessment of future profitability, capital allocation, growth opportunities, and the company’s ability to continue to maintain its competitive advantage.
Consistent with the Fund’s focus on identifying high-quality companies, the Portfolio Manager considers whether companies demonstrate appropriate corporate governance practices and are responsive to financially material social and environmental issues.  While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Manager believes that the consideration of financially material governance, social and environmental considerations, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of these factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of governance, social and environmental factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
Although the Fund invests primarily in domestic stocks, it may also invest in stocks of foreign companies, including American Depositary Receipts (“ADRs”) and those in emerging markets. The Fund seeks to reduce risk by investing across many different industries. The Fund is a non-diversified fund, which means that it can invest more of its assets in fewer companies than a diversified fund.

The Portfolio Manager follows a disciplined selling strategy and may sell a security if he believes it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.

Neuberger Berman Small Value ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
To pursue its goal, the Fund invests primarily in equity securities of small-capitalization companies.  The Portfolio Managers employ a systematic investment process integrating both fundamental analysis and quantitative analysis to identify potential investments.
The fundamental analysis aims to identify companies that the Portfolio Managers believe are undervalued, such as companies with the following characteristics:
•	Complex Companies: These companies typically have multiple lines of business that are in different industries or sectors and/or that have different growth rates and profitability characteristics.
•	Cyclical Companies: These companies typically have ebbs and flows in their business depending on demand patterns for their products, the length of product cycles, or other transient factors.
•
Companies in a Period of Interrupted Growth: Typically, these are companies in attractive, high growth markets that have suffered what the analysis suggests is a temporary setback and/or are in transition to a more mature, lower growth business model that focuses more on current earnings than on rapid growth.

In seeking to identify these types of companies, the Portfolio Managers initially use a screening process that seeks to identify those companies that have stock prices that are trailing the performance of the overall market and that are believed to be attractive relative to current cash flows. Based on an estimate of a company’s intrinsic value derived from this screening process, the Portfolio Managers will invest in a company’s stock on the basis of the company’s discount to the estimate of intrinsic value and the Portfolio Managers’ belief in its potential for appreciation over time. In addition, the Portfolio Managers may invest in anticipation of a catalyst, such as a merger, liquidation, spin off, or management change.

The quantitative analysis uses a systematic process to identify relatively strong companies (compared to their peers) that are reasonably priced.  This process uses measures based on data from financial statements, market data and other sources to build an overall view.  The assessment of whether a company is relatively strong compared to its peers may include, but is not limited to, factors such as: various measures of profitability; measurements of market sentiment like price momentum; measures of analyst and management sentiment; the company’s ability to service its debt; how volatile the stock’s price is; and a company’s ability to, and history of, returning cash to shareholders.  When assessing valuation, the approach focuses mostly on price ratios based on items in the income statement and statement of cash flows and to a lesser extent the balance sheet.  The process involves an aggregation of these metrics to determine an outlook on a company and it is not driven by any single factor.
The portfolio is constructed in such a way that names are added through either the results of the fundamental or quantitative analyses.  A name might be in the portfolio if the fundamental analysis finds it very attractive, even if the quantitative analysis does not find it attractive.  A name also might be in the portfolio if the quantitative analysis finds it attractive, even if it is not a company that meets the fundamental criteria to be included.
While the Fund will primarily invest in common stocks of U.S. companies, it may also invest in stocks of foreign companies, including American Depositary Receipts (“ADRs”). The Fund may also invest in other types of equity securities, including real estate investment trusts, rights and warrants and exchange traded funds.
As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers may sell securities when they believe that they no longer represent attractive investment opportunities.
The Fund normally invests at least 80% of its net assets, plus the amount of any borrowings, in securities of small-capitalization companies.  The Fund defines small capitalization companies to be those companies that have market capitalizations at time of purchase that are within the range of market capitalizations from the smallest to the largest constituent included in the Russell 2000® Index during the most recent 3-year period.  Though the range of market capitalizations will change over time, during the most recent 3-year period from January 1, 2021 to December 31, 2024, the market capitalization of the Russell 2000 Index ranged from $2 million to $59 billion.  The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings, in small-capitalization companies without providing shareholders at least 60 days’ notice.